Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 1,020,849	$ 1,333,925	$ 869,531
Other comprehensive income:
Net gain (loss) on cash flow hedges	(25,216)	4,317	(1,937)
Reclassification of net loss on cash flow hedges to income	2,736	2,958	2,958
Net actuarial loss	(27,351)	(2,323)	(46,008)
Amortization of prior service credit	(181)	(181)	(181)
Amortization of actuarial loss	5,820	10,352	6,371
Settlement cost	2,606	1,964	2,460
Total other comprehensive income (loss)	(41,586)	17,087	(36,337)
Comprehensive income	$ 979,263	$ 1,351,012	$ 833,194